Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Fixed maturities, amortized cost	$ 12,480,569	$ 13,386,557
Short-term investments, amortized cost	4,394	21,697
Equities, cost	567,848	28,376
Funds held - directly managed, cost	$ 429,326	$ 510,057
Shareholders’ Equity
Common shares, par value	$ 0.00000001	$ 0.00000001
Common shares, shares issued	100,000,000	100,000,000
Preferred shares, par value	$ 1	$ 1.00
Number of preferred shares issued	28,169,062	28,169,062
Preferred shares, shares outstanding	28,169,062	28,169,062
Aggregate liquidation value	$ 704,227	$ 704,227
Common shares held in treasury, shares	0	0